Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for income taxes [Abstract]
Current	$ 135	$ 109	$ 11,164
Deferred	(174,076)	(80,641)	(224,511)
Total income tax (benefits) expenses	$ (173,941)	$ (80,532)	$ (213,347)